Derivatives and Hedging, Effect of Trading Activities on the Statements of Financial Condition (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Futures and Forward Contracts [Abstract]
Unrealized currency gain (loss)		$ 0
Total net unrealized gain on open contracts		0
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	2,879,322	(2,231,528)	(27,988,792)
Unrealized currency gain (loss)	0	0	(86,013)
Net realized	0	0	2,750,625
Net change in unrealized	0	0	(8,555,065)
Total Trading Results	2,879,322	(2,231,528)	(27,988,792)
Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	2,391,667	(1,374,285)	(18,052,648)
Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	853,223	(3,098,127)	(2,778,840)
Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	197,595	(39,186)	(14,779,073)
Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(563,163)	2,280,070	7,707,782
Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)		0
Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)		0
Average number of contracts outstanding		752
Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)		0
Average number of contracts outstanding		328
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)		0
Average number of contracts outstanding		6,514
Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)		0
Average number of contracts outstanding		2,260
Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain		0
Unrealized loss		0
BHM I, LLC [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized income (loss) on investment	559,473	(429,295)	(958,118)
Unrealized appreciation (depreciation) on investment	981,916	(687,951)	(21,346,446)
PGR Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized income (loss) on investment	5,825	(25,751)	0
Unrealized appreciation (depreciation) on investment	1,092,727	(1,252,834)	240,600
MB Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized income (loss) on investment	22,738	3,838	0
Unrealized appreciation (depreciation) on investment	216,643	160,465	(120,388)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Futures and Forward Contracts [Abstract]
Unrealized currency gain (loss)	0	1,833
Total net unrealized gain on open contracts	0	43,205
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	974,510	(1,940,726)	(1,694,042)
Unrealized currency gain (loss)	(1,832)	(33,641)	(46,233)
Net realized	444,474	(199,068)	(483,261)
Net change in unrealized	(43,205)	133,331	(1,210,781)
Total Trading Results	974,510	(1,940,726)	(1,694,042)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(565,844)	(2,081,165)	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,542,186	174,080	(1,647,809)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	1	1
Options Contracts at Fair Value [Abstract]
Options purchased	0	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		1
Options Contracts at Fair Value [Abstract]
Options written		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	0	41,372
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	0	41,372
Average number of contracts outstanding	826	1,498
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	47,414
Unrealized loss	0	(41,869)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	47,414
Unrealized loss	0	(41,869)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	58,435
Unrealized loss	0	(22,608)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	0	58,435
Unrealized loss	0	(22,608)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized income (loss) on investment	(551,662)	(488,412)	0
Unrealized appreciation (depreciation) on investment	(23,816)	52,939	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | FL Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized income (loss) on investment	0	(2,033,985)	0
Unrealized appreciation (depreciation) on investment	0	514,630	0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized income (loss) on investment	1,188,237	(44,139)	0
Unrealized appreciation (depreciation) on investment	(39,518)	123,978	0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Futures and Forward Contracts [Abstract]
Unrealized currency gain (loss)	889,621	876,453
Total net unrealized gain on open contracts	1,200,500	981,779
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	80,315	121,851	(1,490,526)
Unrealized currency gain (loss)	13,168	(18,409)	(61,781)
Net realized	(129,286)	370,013	(1,151,478)
Net change in unrealized	209,601	(248,162)	(339,048)
Total Trading Results	80,315	121,851	(1,490,526)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(813,691)	(261,829)	(864,562)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	330,825	224,150	(965,779)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	604,077	171,401	(735,607)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(54,064)	6,538	1,137,203
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	1	1
Options Contracts at Fair Value [Abstract]
Options purchased	0	0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	10	14
Options Contracts at Fair Value [Abstract]
Options written	(31,915)	(22,859)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	310,879	105,326
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	57,665	(47,015)
Average number of contracts outstanding	201	195
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	75,269	42,659
Average number of contracts outstanding	54	46
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	141,494	103,572
Average number of contracts outstanding	705	892
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	36,451	6,110
Average number of contracts outstanding	298	405
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	248,238	237,074
Unrealized loss	(162,198)	(148,332)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	35,708	15,953
Unrealized loss	(122,067)	(74,679)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	84,250	51,479
Unrealized loss	(157)	(8,381)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	117,601	125,101
Unrealized loss	(2,295)	(46,320)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	10,679	44,541
Unrealized loss	(37,679)	(18,952)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	263,339	103,903
Unrealized loss	(38,500)	(87,319)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	152,026	34,996
Unrealized loss	(8,002)	(23,285)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	19,206	15,186
Unrealized loss	(28,030)	(15,625)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	27,474	53,721
Unrealized loss	(1,286)	(28,930)
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	64,633	0
Unrealized loss	(1,182)	(19,479)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Futures and Forward Contracts [Abstract]
Unrealized currency gain (loss)	(689,577)	(1,203,865)
Total net unrealized gain on open contracts	6,652,432	2,551,354
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	5,941,647	(6,598,423)	(37,254,088)
Unrealized currency gain (loss)	514,288	99,725	(567,763)
Net realized	1,840,569	(2,747,878)	(23,852,820)
Net change in unrealized	4,101,078	(3,850,545)	(13,401,268)
Total Trading Results	5,941,647	(6,598,423)	(37,254,088)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(8,240,610)	(12,872,729)	(17,215,862)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	17,236,173	6,993,095	(27,174,382)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	69,245	(2,206,555)	(11,400,426)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(3,637,449)	1,388,041	19,104,345
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	3
Options Contracts at Fair Value [Abstract]
Options purchased	0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding	2
Options Contracts at Fair Value [Abstract]
Options written	0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	7,342,009	3,755,219
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	893,523	(340,563)
Average number of contracts outstanding	4,153	4,025
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	3,494,644	1,289,382
Average number of contracts outstanding	1,717	1,915
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	2,277,669	2,799,117
Average number of contracts outstanding	3,214	5,689
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	676,173	7,283
Average number of contracts outstanding	5,741	9,810
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	5,560,057	5,244,757
Unrealized loss	(2,536,429)	(3,168,433)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	561,914	763,693
Unrealized loss	(1,776,263)	(1,021,268)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,462,235	1,842,840
Unrealized loss	0	(517,175)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,474,046	1,878,922
Unrealized loss	(124,132)	(1,022,609)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	61,862	759,302
Unrealized loss	(636,034)	(607,381)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	4,862,091	3,251,449
Unrealized loss	(543,710)	(1,572,554)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	2,430,029	1,051,860
Unrealized loss	(322,157)	(1,134,848)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	36,105	0
Unrealized loss	(3,696)	(36,283)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	986,884	2,196,364
Unrealized loss	(59,129)	(253,560)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,409,073	3,225
Unrealized loss	(158,728)	(147,863)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Futures and Forward Contracts [Abstract]
Unrealized currency gain (loss)	(3,447,831)	(3,483,151)
Total net unrealized gain on open contracts	1,225,590	(1,041,544)
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	9,944,758	(19,787,603)	325,546
Unrealized currency gain (loss)	35,320	(6,376,922)	87,382
Net realized	7,217,969	(6,219,265)	11,402,800
Net change in unrealized	2,267,134	(9,809,697)	(11,820,187)
Proceeds from litigation	0	0	10,951
Total Trading Results	9,944,758	(19,787,603)	325,546
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Commodity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,447,554	7,806,061	(13,197,401)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Equity [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	16,778,460	(58,323,819)	(16,512,047)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Foreign Currency [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	1,893,467	(30,995,834)	(3,771,234)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Interest Rate [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Trading results	(10,210,043)	68,102,911	33,707,895
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Options Purchased [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		6
Options Contracts at Fair Value [Abstract]
Options purchased		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Options Written [Member]
Futures and Forward Contracts [Abstract]
Average number of contracts outstanding		6
Options Contracts at Fair Value [Abstract]
Options written		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	4,673,421	2,441,607
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	563,916	(206,578)
Average number of contracts outstanding	1,300	1,895
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	3,132,697	955,626
Average number of contracts outstanding	1,458	1,525
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	798,291	1,392,331
Average number of contracts outstanding	4,080	4,077
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net Unrealized Gain/(Loss)	178,517	300,228
Average number of contracts outstanding	3,501	6,112
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,985,807	3,389,680
Unrealized loss	(1,180,500)	(2,288,327)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	182,135	503,509
Unrealized loss	(386,829)	(759,234)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	3,110,927	1,289,387
Unrealized loss	(1,174)	(324,377)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	539,752	751,769
Unrealized loss	(239,072)	(682,406)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	152,993	845,015
Unrealized loss	(553,425)	(522,310)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	2,147,652	1,966,728
Unrealized loss	(279,538)	(626,474)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	893,327	451,092
Unrealized loss	(124,717)	(401,945)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	28,444	33
Unrealized loss	(5,500)	(9,417)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	601,972	1,511,142
Unrealized loss	(104,361)	(188,174)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	623,909	4,461
Unrealized loss	(44,960)	(26,938)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Effect of Trading Activities on Statements of Income [Abstract]
Realized income (loss) on investment	396,051	(4,657,167)	167,699
Unrealized appreciation (depreciation) on investment	$ 63,604	$ 898,526	$ 564,283